Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Warranty Liability
Balance, beginning	$ 29	$ 19
Provision for warranty obligation	57	57	19
Settlements	(28)	(47)
Balance, ending	$ 58	$ 29	$ 19